Directors' and key management remuneration (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Information About Key Management Personnel [Abstract]
Summary of aggregate remuneration
Aggregate remuneration, calculated in accordance with the UK Companies Act 2006, of the directors of the parent companies was as follows:

	2019 US$'000	2018 US$'000	2017 US$'000
Emoluments	7,524	9,069	8,339
Long-term incentive plans	4,748	2,923	4,685
	12,272	11,992	13,024
Pension contributions: defined contribution plans	42	80	135
Gains made on exercise of share options	—	107	—

Summary of aggregate compensation, representing the expense
Aggregate compensation, representing the expense recognised under IFRS, as defined in note 1, of the Group’s key management, including directors, was as follows:

	2019 US$'000	2018 US$'000	2017 US$'000
Short-term employee benefits and costs	22,075	23,978	23,095
Post-employment benefits	477	629	415
Employment termination benefits	310	69	—
Share-based payments	17,632	14,916	8,033
Total	40,494	39,592	31,543